ACCOUNTS RECEIVABLE (Details) (USD $)	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Accounts Receivable Details
Trade Accounts Receivable		$ 1,741	$ 48,847
Other Accounts Receivable	440	160,798	1,574,654
Account Receivable, Net	$ 440	$ 162,539	$ 1,623,501